STOCK-BASED COMPENSATION - Vallon - 10-K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, options	$ 424		$ 424
Stock-based compensation	$ 326	$ 0	$ 351	$ 0
Vallon Pharmaceuticals, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, intrinsic value					$ 0
Unrecognized compensation cost, options					$ 753
Unrecognized compensation, weighted average amortization period (in years)					2 years 7 months 20 days
Stock-based compensation					$ 99	$ 626
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation, weighted average amortization period (in years)			3 years 1 month 28 days
Stock options | Vallon Pharmaceuticals, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards, contractual life (in years)					10 years
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards unvested (in shares)					0
RSUs | Vallon Pharmaceuticals, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares)					188,023
Grant date fair value (in usd per share)					$ 0.5683
Awards unvested (in shares)					0	0
Performance-based RSUs | Vallon Pharmaceuticals, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares)					150,000
Percentage of milestone achieved					50.00%
Stock-based compensation					$ 42
Time-based RSUs | Vallon Pharmaceuticals, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares)					38,023
Stock-based compensation					$ 24